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                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                              Boston, MA 02210-2805

December 26, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: John Hancock Life Insurance Company of New York Separate Account A
    Registration Statement on Form N-4
    File No. 333-146699

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Company"), we transmit for filing via EDGAR a pre-effective amendment No. 2 (the "Pre-Effective Amendment") to an initial registration statement on Form N-4 under the Securities Act of 1933 that was filed on October 15, 2007. The accession number of the initial registration statement is 0000950135-07-006143.

     The Pre-Effective Amendment has been black-lined to show changes from the pre-effective amendment No. 1 to the initial registration statement filed on October 19, 2007.

     This Pre-Effective Amendment is being filed for the purpose of responding to comments made by the Securities and Exchange Commission pursuant to their review process of this initial registration statement. An additional pre-effective amendment will be filed on or before January 18, 2008 to include financial statements for the Registrant and the Company, to file required consents and exhibits, and to make certain other changes as permitted.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
Thomas J. Loftus
Senior Counsel - Annuities